Investment Objectives and Goals	Feb. 26, 2026
Schwab Large-Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Large-Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Schwab Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Core Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Schwab International Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® International Core Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Schwab Dividend Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Dividend Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks current income and capital appreciation.
Schwab Small-Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Small-Cap Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Schwab Health Care Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Health Care Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Schwab S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® S&P 500 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the total return of the S&P 500® Index.
Schwab Small-Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Small-Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the performance of a benchmark index that measures the total return of small capitalization U.S. stocks.
Schwab Total Stock Market Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Total Stock Market Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM.
Schwab U.S. Large-Cap Growth Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Large-Cap Growth Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. growth stocks.
Schwab U.S. Large-Cap Value Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Large-Cap Value Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. value stocks.
Schwab U.S. Mid-Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Mid-Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the performance of a benchmark index that measures the total return of mid capitalization U.S. stocks.
Schwab International Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® International Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.

Schwab Fundamental U.S. Large Company Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental U.S. Large Company Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.

Schwab Fundamental U.S. Small Company Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental U.S. Small Company Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.

Schwab Fundamental International Equity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental International Equity Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.

Schwab Fundamental International Small Equity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental International Small Equity Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.

Schwab Fundamental Emerging Markets Equity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental Emerging Markets Equity Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.